Related parties	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Related parties
21. Related parties
Note 1.2 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following provides the total amount of transactions that have been entered into with related parties for the relevant financial period.
Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,

	2022	2021	2022	2021

	€	€	€	€
Short term employee benefits	771,241	894,878	1,520,406	1,436,106
Post employee benefits	33,177	6,622	78,559	22,099
Share-based payments	954,796	825,074	2,175,098	2,122,736

Total	1,759,214	1,726,574	3,774,063	3,580,941

A total number of 445,000 stock options and 14,216 RSUs are granted to key management during the six months ended June 30, 2022. Refer to note 18 for disclosures on the share-based payments.
The Group engages several management entities for the purpose of providing key management services to the Group. The aggregate value of transactions related to key management personnel, or entities which they control were €538,744 and €974,125 in the six months ended June 30, 2022 and 2021, respectively.

The outstanding balances payable to key management personnel, or entities which they control, as per June 30, 2022 and December 31, 2021 were €417,760 and €1,157,029, respectively.